Stockholders' Equity (Details 1) - Consultants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders Equity Details Rsus Granted [Line Items]
No. of stock awards | shares	100,000	250,000	45,000
Weighted average grant date fair value	$ 0.38	$ 0.90	$ 8.80
Vesting terms	Immediately	Immediately	Immediately